SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Selected Statements Of Operations Data [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
General and administrative:

U.S. dollars in thousands	Three months ended June 30		Six months ended June 30
	2014	2013	2014	2013
	Unaudited

Payroll, office and related	$263	$276	$560	$534
Legal and professional fees	242	336	453	469
Stock-based compensation	531	280	877	1,358
Issuance of Common Stock and warrants to service provider	-	618	-	1,011
Other	256	6	256	48

Total General and administrative	$1,292	$1,516	$2,146	$3,420

General and administrative:

	Year ended December 31,	Year ended December 31,	Period from August 11, 2011 (inception date) to December 31,
	2013	2012	2013

Payroll, office and related	$1,553,680	$1,038,998	$2,710,719
Legal and professional fees	1,342,073	310,256	1,691,106
Stock-based compensation	2,388,415	390,403	2,778,818
Issuance of Common Stock and warrants to service provider	1,011,370	437,499	1,448,869

Total General and administrative	$6,295,538	$2,177,156	$8,629,512

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Financial expenses (income), net:

U.S. dollars in thousands	Three months ended June 30		Six months ended June 30
	2014	2013	2014	2013
	Unaudited

Bank charges	$2	$10	$7	$14
Foreign currency adjustments losses	4	16	9	27
Issuance cost related to warrants to investors and service provider	41	-	489	-
Revaluation of warrants	(396)	1,664	(538)	3,800

Total Financial expenses (income), net	$(349)	$1,690	$(33)	$3,841

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net loss per share:

	Three months ended June 30		Six months ended June 30
U.S. dollars in thousands (except stock and stock data)	2014	2013	2014	2013
	Unaudited

Numerator:

Numerator for basic net loss per share	$3,254	$5,286	$6,238	$10,513

Effect of dilutive securities:
Warrants issued to investors and placement agent	(290)	-	(303)	-

Numerator for dilutive net loss per share	$3,544	$5,286	$6,541	$10,513

Denominator:

Denominator for dilutive net loss per share - weighted average number of Common Stock	4,597,105	3,665,478	4,430,535	3,318,085

Effect of dilutive securities:
Warrants issued to investors and placement agent	43,311	-	21,656	-

Denominator for diluted net loss per share - adjusted weighted average number of Common Stock	4,640,416	3,665,478	4,452,191	3,318,085